OTHER EXPENSE	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OTHER EXPENSE

15. OTHER EXPENSE

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Share issue costs	$-	$60,179	$-	$1,254,629
Write off of accounts (payable) receivable	(48,128)	40,409	(23,486)	(8,424)
Other	164	(3,307)	3,655	(9,036)
	$(47,964)	$97,281	$(19,831)	$1,237,169